Consolidated statements of shareholders equity, comprehensive income (loss) and warrants (USD $)		Common shares	Additional paid in capital	Accumulated other comprehensive loss	Accumulated Deficit	Comprehensive loss	Total	Warrants
Warrants Balance at Dec. 31, 2009								$ 5,647,611
Balance at Dec. 31, 2009		40,927,945	5,717,925	271,816	(28,816,935)		18,100,751
Warrants Balance (in shares) at Dec. 31, 2009								7,266,732
Balance (in shares) at Dec. 31, 2009		47,542,397
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the period					568,783	568,783	568,783
Change in fair value of interest rate swap				(476,141)		(476,141)	(476,141)
Currency translation adjustment - current period consolidation				(675,395)		(675,395)	(675,395)
Change in fair value of Canadian dollar warrants				(131,654)		(131,654)	(131,654)	2,104,080
Comprehensive loss						(714,407)
Cash transactions
Private placement of 2,300,000 shares at $1.00 per unit, net of issuance costs and broker warrants of C$170,560		1,518,458					1,518,458	585,629
Private placement of 2,300,000 shares at $1.00 per unit, net of issuance costs and broker warrants of C$170,560 (in shares)		2,300,000						1,150,000
Private placement of 2,593,300 shares at $1.10 per unit, net of issuance costs of C$342,532		1,754,998					1,754,998	660,918
Private placement of 2,593,300 shares at $1.10 per unit, net of issuance costs of C$342,532 (in shares)		2,593,300						1,296,650
Broker warrants issued	[1]							99,194
Broker warrants issued (in shares)	[1]							181,531
Broker warrants issued	[2]							59,214
Broker warrants issued (in shares)	[2]							81,513
Exercise of warrants at $0.65 per share		195,514					195,514	(87,270)
Exercise of warrants at $0.65 per share (in shares)		200,000						(200,000)
Exercise of warrants at $1.00 per share		1,788,418					1,788,418	(385,027)
Exercise of warrants at $1.00 per share (in shares)		1,410,284						(1,410,284)
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively		603,909	(225,821)				378,088
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively (in shares)		300,000
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively		261,525	(106,354)				155,171
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively (in shares)		100,000
Stock and Warrants Issued During Period, Value, Cash		6,122,822	(332,175)	(1,011,374)	568,783		5,790,647	932,658
Stock and Warrants Issued During Period, Shares, Cash (in shares)		6,903,584						1,099,410
Non-Cash Transactions
Bonus shares and warrants issued for financing		906,476					906,476	2,061,219
Bonus shares and warrants issued for financing (in shares)		816,005						3,000,000
Warrants issued								191,304
Warrants issued (in shares)								328,752
Expiry of warrants			4,512,785				4,512,785	(4,512,785)
Expiry of warrants (in shares)								(3,600,007)
Stock-based compensation			1,102,216				1,102,216
Warrants Balance at Dec. 31, 2010							6,424,087	6,424,087
Balance at Dec. 31, 2010		47,957,243	11,000,751	(1,011,374)	(28,248,152)		29,698,468
Warrants Balance (in shares) at Dec. 31, 2010								8,094,887
Balance (in shares) at Dec. 31, 2010		55,261,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the period					(4,915,478)	(4,915,478)	(4,915,478)
Change in fair value of interest rate swap				(1,558,793)		(1,558,793)	(1,558,793)
Currency translation adjustment - current period consolidation				24,998		24,998	24,998
Change in fair value of Canadian dollar warrants				(50,068)		(50,068)	(50,068)	544,153
Comprehensive loss						(6,499,341)
Cash transactions
Subscription receivable			590,087				590,087
Exercise of warrants at $0.65 per share		424,826					424,826	(235,612)
Exercise of warrants at $0.65 per share (in shares)		291,099						(291,099)
Exercise of warrants at $1.00 per share		3,229,046					3,229,046	(1,105,222)
Exercise of warrants at $1.00 per share (in shares)		2,051,267						(2,051,267)
Exercise of warrant at $1.15 per share		401,831					401,831	(139,311)
Exercise of warrant at $1.15 per share (in shares)		227,251						(227,251)
Exercise of warrants at $1.25 per share		875,072					875,072	(137,002)
Exercise of warrants at $1.25 per share (in shares)		419,534						(419,534)
Exercise of warrants at $1.50 per share		1,048,173					1,048,173	(276,573)
Exercise of warrants at $1.50 per share (in shares)		514,400						(514,400)
Exercise of warrants at $1.82 per share		150,388					150,388	(1,465)
Exercise of warrants at $1.82 per share (in shares)		69,287						(69,287)
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively		1,430,676	(668,328)				762,348
Exercise of options at $1.23 and $1.09 per share for 2010 and 2011 respectively (in shares)		684,949
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively		49,880	(20,707)				29,173
Exercise of options at $1.43 and 1.11 per share for 2010 and 2011 respectively (in shares)		27,000
Exercise of options at $1.23 per share		641,831	(260,473)				381,358
Exercise of options at $1.23 per share (in shares)		300,000
Exercise of options at $1.32 per share		950,746	(455,169)				495,577
Exercise of options at $1.32 per share (in shares)		365,151
Exercise of options at $1.34 per share		799,966	(267,248)				532,718
Exercise of options at $1.34 per share (in shares)		391,023
Exercise of options at $1.54 per share		306,028	(148,338)				157,690
Exercise of options at $1.54 per share (in shares)		100,000
Stock and Warrants Issued During Period, Value, Cash		10,308,463	(1,230,176)	(1,583,863)	(4,915,478)		9,078,287	(1,895,185)
Stock and Warrants Issued During Period, Shares, Cash (in shares)		5,440,961						(3,572,838)
Non-Cash Transactions
Warrants issued								656,736
Warrants issued (in shares)								1,269,584
Expiry of warrants			65,379				65,379	(65,379)
Expiry of warrants (in shares)								(107,693)
Stock-based compensation			1,785,065				1,785,065
Warrants Balance at Dec. 31, 2011							5,664,412	5,664,412
Balance at Dec. 31, 2011		$ 58,265,706	$ 11,621,019	$ (2,595,237)	$ (33,163,630)		$ 34,127,858
Warrants Balance (in shares) at Dec. 31, 2011								5,683,940
Balance (in shares) at Dec. 31, 2011		60,702,947

[1]	Each broker's warrant may be exercised by the holder to acquire one agent's unit at a price of C$1.15 per agent's unit until July 19, 2012. An agent's unit comprises one common share and one-half of one warrant (Note 16).
[2]	Each broker's warrant may be exercised by the holder to acquire one agent's unit at a price of C$1.00 per agent's unit until November 30, 2012 or December 17, 2012. An agent's unit comprises one common share and one-half of one warrant (Note 16).